Interest in significant operating subsidiaries	12 Months Ended
Jun. 30, 2024
Interest in significant operating subsidiaries
Interest in significant operating subsidiaries
20	Interest in significant operating subsidiaries

Sasol Limited is the ultimate parent of the Sasol group of companies. Our wholly-owned subsidiary, Sasol Investment Company (Pty) Ltd, a company incorporated in the Republic of South Africa, primarily holds our interests in companies incorporated outside of South Africa. The following table presents each of the Group’s significant subsidiaries (including direct and indirect holdings), the nature of activities, the percentage of shares of each subsidiary owned and the country of incorporation at 30 June 2024.

There are no significant restrictions on the ability of the Group’s subsidiaries to transfer funds to Sasol Limited in the form of cash dividends or repayment of loans or advances.

	Country of		% of equity owned
Name	incorporation	Nature of activities	2024	2023
Significant operating subsidiaries
Direct
Sasol Mining Holdings (Pty) Ltd	South Africa	Holding company of the Group’s mining interests	100	100
Sasol Technology (Pty) Ltd	South Africa	Engineering services, research and development and technology transfer	100	100
Sasol Financing Limited	South Africa	Management of cash resources, investments and procurement of loans (for South African operations)	100	100
Sasol Investment Company (Pty) Ltd	South Africa	Holding company for foreign investments	100	100
Sasol South Africa Limited[1]	South Africa	Integrated petrochemicals and energy company	100	100
Sasol Middle East and India (Pty) Ltd	South Africa	Develop and implement international GTL and CTL ventures	100	100
Sasol Africa (Pty) Ltd	South Africa	Exploration, development, production, marketing and distribution of natural oil and gas and associated products	100	100
Sasol Oil (Pty) Ltd	South Africa	Marketing of fuels and lubricants	75	75
1	Sasol Khanyisa shareholders indirectly have an 18,4% shareholding in Sasol South Africa Limited. Once the Khanyisa funding is settled, the Sasol Khanyisa ordinary shares will be exchanged for Sasol BEE Ordinary (SOLBE1) shares listed on the empowerment segment of the JSE.

	Country of		% of equity owned
Name	incorporation	Nature of activities	2024	2023
Significant operating subsidiaries
Indirect
Sasol Financing International Limited	South Africa	Management of cash resources, investment and procurement of loans (for our foreign operations)	100	100
Sasol Germany GmbH	Germany	Production, marketing and distribution of chemical products	100	100
Sasol Italy SpA	Italy	Trading and transportation of oil products, petrochemicals and chemical products and derivatives	100	100
Sasol Mining (Pty) Ltd	South Africa	Coal mining activities	90	90
Sasol Chemicals (USA) LLC	United States of America	Production, marketing and distribution of chemical products	100	100
Sasol Financing USA LLC	United States of America	Management of cash resources, investment and procurement of loans (for our North American operations)	100	100

Our other interests in subsidiaries are not considered significant.

Non-controlling interests

The Group has a number of subsidiaries with non-controlling interests, however none of them were material to the Statement of Financial position.

Areas of judgement:

The disclosure of subsidiaries is based on materiality taking into account the contribution to turnover, assets of the Group, and the way the business is managed and reported on.

20	Interest in significant operating subsidiaries continued

Control is obtained when Sasol is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through our power over the subsidiary.

The financial results of all entities that have a functional currency different from the presentation currency of their parent entity are translated into the presentation currency. Income and expenditure transactions of foreign operations are translated at the average rate of exchange for the year except for significant individual transactions which are translated at the exchange rate ruling at that date. All assets and liabilities, including fair value adjustments and goodwill arising on acquisition, are translated at the rate of exchange ruling at the reporting date. Differences arising on translation are recognised as other comprehensive income and are included in the foreign currency translation reserve until there is a disposal of the foreign operation. When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal and included in remeasurement items.